PROPERTY, PLANTS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Composition:

	December 31,
	2013	2014
Cost:
Computers and equipment	$21,219	$22,955
Motor vehicles	386	255
Buildings	3,281	2,928
Leasehold improvements	15,698	17,410

	40,584	43,548
Accumulated depreciation:
Computers and equipment	13,230	13,557
Motor vehicles	182	133
Buildings	1,904	1,787
Leasehold improvements	5,860	8,192

	21,176	23,669

Depreciated cost	$19,408	$19,879